MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND         Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 1998          New York, New York 10048


DEAR SHAREHOLDER:

The recent twelve-month period was very volatile for financial markets around the world. Domestic equity markets peaked in the middle of July and then began to fall as concerns regarding the impact that global financial problems might have on the U.S. economy began to weigh heavily on market sentiment. At the same time, interest rates continued their decline, inflation remained in check and the dollar strengthened further.


PERFORMANCE AND PORTFOLIO

The downturn experienced by the equity market toward the end of this reporting period was evident in the performance of Morgan Stanley Dean Witter Income Builder Fund. During the period under review, the Fund's Class A shares returned -- 4.67 percent, Class B shares returned -- 5.29 percent, Class C shares returned -- 5.38 percent and Class D shares returned -- 4.46 percent. The performance of the Fund's four share classes varies, because each class has different expenses. At the same time, the Standard & Poor's 500 Composite Stock Price Index (S&P 500) returned 9.06 percent and the Lipper Equity Income Funds Index (Lipper Index) returned 1.29 percent. The accompanying chart illustrates the growth of a hypothetical $10,000 investment in the Fund's Class B shares from June 26, 1996 through September 30, 1998, versus similar investments in the issues that comprise the S&P 500 and the Lipper Index.

The Fund's underperformance relative to the Lipper Index was largely due to the Fund's lack of exposure to high-technology stocks, its underweighting in the financial sector and its exposure to convertible securities. The Fund, for the most part, avoids investing in high technology because these stocks generally pay little, if any, dividends and therefore do not contribute to the Fund's primary investment objective, that of providing shareholders with reasonable income. During periods of strong equity market performance, the Fund's tilt toward yield dampened performance relative to its benchmarks. However, the income stream

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS September 30, 1998, continued


produced by the Fund's holdings was crucial in providing a cushion against the extreme volatility that we saw in the markets at the end of this fiscal period.


PORTFOLIO ASSET ALLOCATION

Since its inception on June 26, 1996, Morgan Stanley Dean Witter Income Builder Fund has maintained a target asset mix of 40 percent large-cap stocks, 30 percent convertible securities, 10 percent high-yield bonds, 10 percent investment-grade fixed-income issues and 10 percent real estate investment trusts (REITs).

Since inception the large-cap segment of the Fund has been nearly fully invested. At the end of the fiscal period this segment was well diversified, consisting of 49 stocks spread among 23 industry groups. Associates First Capital, a spin-off from Ford, was the only new common stock added during the period.

The convertible portion of the Fund underperformed the broader equity market during the fiscal year, primarily due to its heavy bias toward small- and mid-cap issues, which lagged those of large caps for most of the period. In addition, illiquidity in the convertible market and widening credit spreads among lower-quality issues have hurt performance in recent months. However, we believe that these conditions have rendered the convertible market overall, and the small-cap market in particular, attractively valued, both from a fixed-income and an equity appreciation perspective. We remain positive about the prospects for small caps over the long term and will continue to focus on this sector going forward.

The fixed-income portion of the Fund is structured to provide maximum current income while minimizing exposure to interest-rate movement. This portion of the Fund performed as expected and helped to reduce overall portfolio volatility during the year.

Real estate investment trusts (REITs) have performed poorly during most of calendar 1998 as concerns over property acquisition pricing, overbuilding and access to capital markets have caused many investors to avoid the group. Dividend yields, however, are relatively high, with many stocks trading below their underlying real-estate value. The Fund dedicates 10 percent of its net assets to REITs, split equally between common stocks and convertible securities.


LOOKING AHEAD

Going forward, we are convinced that the outlook for the economy and the financial markets remains favorable. We believe that, in such an environment, the Fund's broad diversification across asset classes will continue to provide shareholders with reasonable income and, secondarily, the potential for capital appreciation.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
LETTER TO THE SHAREHOLDERS September 30, 1998, continued


We appreciate your ongoing support of Morgan Stanley Dean Witter Income Builder Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo

CHARLES A. FIUMEFREDDO
Chairman of the Board

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FUND PERFORMANCE September 30, 1998


    [THE NARRATIVE AND/OR TABULAR INFORMATION BELOW IS A FAIR AND ACCURATE
           DESCRIPTION OF GRAPHIC OR IMAGE MATERIAL OMITTED FOR THE
                           PURPOSE OF EDGAR FILING.]





                                 [LINE CHART]





PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


                         AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                         CLASS B SHARES**
-----------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                             (5.29)%(1)         (9.66)%(2)
Since Inception (6/26/96)          11.06%(1)           9.89%(2)

                         CLASS C SHARES++
-----------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                             (5.38)%(1)         (6.25)%(2)
Since Inception (7/28/97)           0.09%(1)           0.09%(2)

                         CLASS A SHARES+
-----------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                             (4.67)%(1)         (9.67)%(2)
Since Inception (7/28/97)           0.86%(1)          (3.67)%(2)

                         CLASS D SHARES++
-----------------------------------------------------------------
PERIOD ENDED 9/30/98
---------------------------
1 Year                             (4.46)%(1)
Since Inception (7/28/97)           1.06%(1)

---------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value after the deduction of a 3% contingent deferred sales charge
     (CDSC), assuming a complete redemption on September 30, 1998.
(4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
(5) The Lipper Equity Income Fund Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Equity Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds in this index.
* For periods of less than one year, the fund quotes its total return on a non-annualized basis.
**   The maximum CDSC for Class B is 5.0%. The CDSC declines to 0% after six years.
+    The maximum front-end sales charge for Class A is 5.25%.
++ The maximum CDSC for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
             COMMON STOCKS (45.4%)
             Accident & Health Insurance (0.8%)
  96,000     Torchmark Corp. ...................................   $  3,450,000
                                                                   ------------
             Apparel (0.8%)
 132,000     Kellwood Co. ......................................      3,547,500
                                                                   ------------
             Auto Parts -- Original Equipment (1.7%)
  97,000     Dana Corp. ........................................      3,619,312
  78,000     Johnson Controls, Inc. ............................      3,627,000
                                                                   ------------
                                                                      7,246,312
                                                                   ------------
             Building Materials (1.7%)
  70,000     Armstrong World Industries, Inc. ..................      3,745,000
  34,000     Vulcan Materials Co. ..............................      3,440,375
                                                                   ------------
                                                                      7,185,375
                                                                   ------------
             Clothing/Shoe/Accessory Chains (0.8%)
 157,000     Limited (The), Inc. ...............................      3,444,187
                                                                   ------------
             Consumer Electric/Appliances (0.8%)
  76,000     Whirlpool Corp. ...................................      3,572,000
                                                                   ------------
             Consumer Sundries (0.8%)
  92,000     American Greetings Corp. (Class A) ................      3,639,750
                                                                   ------------
             Containers/Packaging (0.8%)
 130,000     Crown Cork & Seal Co., Inc. .......................      3,477,500
                                                                   ------------
             Diversified Financial Services (0.7%)
  33,000     Providian Financial Corp. .........................      2,798,812
                                                                   ------------
             Electric Utilities: East (1.7%)
  92,000     New England Electric System .......................      3,818,000
  94,000     Public Service Enterprise Group, Inc. .............      3,695,375
                                                                   ------------
                                                                      7,513,375
                                                                   ------------
             Electric Utilities: South (0.9%)
 121,000     Houston Industries Inc. ...........................      3,766,125
                                                                   ------------
             Finance Companies (2.4%)
  55,000     Associates First Capital Corp. (Class A) ..........      3,588,750
  56,000     Fannie Mae ........................................      3,598,000
 105,000     SLM Holding Corp. .................................      3,405,936
                                                                   ------------
                                                                     10,592,686
                                                                   ------------
             Food Distributors (0.8%)
 156,000     Supervalu, Inc. ...................................      3,636,750
                                                                   ------------
             Home Building (0.8%)
 115,000     Fleetwood Enterprises, Inc. .......................      3,471,562
                                                                   ------------
             Life Insurance (1.1%)
  17,622     Aegon N.V. (ADR) (Netherlands) ....................      1,372,313
  59,000     Jefferson-Pilot Corp. .............................      3,569,500
                                                                   ------------
                                                                      4,941,813
                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

NUMBER OF
 SHARES                                                               VALUE
------------------------------------------------------------------------------
             Major Banks (0.8%)
  116,000    KeyCorp ..........................................   $  3,349,500
                                                                  ------------
             Major Chemicals (3.3%)
   42,000    Dow Chemical Co. .................................      3,588,375
  123,000    Hercules, Inc. ...................................      3,697,688
   67,000    PPG Industries, Inc. .............................      3,655,688
  127,000    Rohm & Haas Co. ..................................      3,532,188
                                                                  ------------
                                                                    14,473,939
                                                                  ------------
             Major Pharmaceuticals (0.8%)
   35,000    Schering-Plough Corp. ............................      3,624,688
                                                                  ------------
             Major U.S. Telecommunications (3.4%)
   62,000    AT&T Corp. .......................................      3,623,125
   76,000    Bell Atlantic Corp. ..............................      3,681,250
   68,000    GTE Corp. ........................................      3,740,000
   69,000    U.S. West Communications Group, Inc. .............      3,618,188
                                                                  ------------
                                                                    14,662,563
                                                                  ------------
             Meat/Poultry/Fish (0.8%)
  132,000    Hormel Foods Corp. ...............................      3,572,250
                                                                  ------------
             Mid-Sized Banks (1.5%)
  192,000    First Security Corp. .............................      3,204,000
  126,000    First Tennessee National Corp. ...................      3,433,500
                                                                  ------------
                                                                     6,637,500
                                                                  ------------
             Motor Vehicles (2.4%)
   72,000    Chrysler Corp. ...................................      3,447,000
   74,500    Ford Motor Co. ...................................      3,496,844
   62,000    General Motors Corp. .............................      3,390,625
                                                                  ------------
                                                                    10,334,469
                                                                  ------------
             Multi-Line Insurance (0.8%)
   41,000    Lincoln National Corp. ...........................      3,372,250
                                                                  ------------
             Multi-Sector Companies (0.8%)
  105,000    Tenneco, Inc. ....................................      3,451,875
                                                                  ------------
             Natural Gas -- Distribution (0.9%)
   71,000    Consolidated Natural Gas Co. .....................      3,869,500
                                                                  ------------
             Newspapers (0.5%)
  136,344    Hollinger International, Inc. (Class A) ..........      1,959,945
                                                                  ------------
             Oil Refining/Marketing (0.8%)
   75,000    Ashland, Inc. ....................................      3,468,750
                                                                  ------------
             Other Metals/Minerals (0.9%)
  280,000    Cyprus Amax Minerals Co. .........................      3,710,000
                                                                  ------------
             Real Estate Investment Trust (5.3%)
   98,300    Boston Properties, Inc. ..........................      2,801,550
  120,000    Equity One, Inc. .................................      1,050,000
   59,250    Healthcare Realty Trust, Inc. ....................      1,510,875

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

NUMBER OF
 SHARES                                                                  VALUE
---------------------------------------------------------------------------------
  91,500     LTC Properties, Inc. ................................   $  1,595,531
 100,000     Meditrust Corp. .....................................      1,706,250
  92,377     MeriStar Hospitality Corp. ..........................      1,576,183
 200,000     Mid-Atlantic Realty Trust ...........................      2,700,000
  50,420     New Plan Excel Realty Trust .........................      1,175,416
 145,000     Reckson Associates Realty Corp. .....................      3,407,500
 208,800     Sunstone Hotel Investors, Inc. ......................      1,892,250
  68,800     Tanger Factory Outlet Centers, Inc. .................      1,560,900
  60,000     Trinet Corporate Realty Trust, Inc. .................      1,957,500
                                                                     ------------
                                                                       22,933,955
                                                                     ------------
             Savings & Loan Associations (2.4%)
 166,000     TCF Financial Corp. .................................      3,299,250
 148,000     Washington Federal, Inc. ............................      3,700,000
 102,000     Washington Mutual, Inc. .............................      3,423,375
                                                                     ------------
                                                                       10,422,625
                                                                     ------------
             Smaller Banks (0.9%)
  73,000     Wilmington Trust Corp. ..............................      3,723,000
                                                                     ------------
             Steel/Iron Ore (0.8%)
 150,000     USX-U.S. Steel Group, Inc. ..........................      3,581,250
                                                                     ------------
             Tobacco (1.7%)
  80,000     Philip Morris Companies, Inc. .......................      3,685,000
 120,000     UST, Inc. ...........................................      3,547,500
                                                                     ------------
                                                                        7,232,500
                                                                     ------------
             TOTAL COMMON STOCKS
             (Identified Cost $189,888,715) ......................    196,664,306
                                                                     ------------
             CONVERTIBLE PREFERRED STOCKS (19.2%)
             Accident & Health Insurance (0.5%)
  85,000     AmerUs Life Holdings, Inc. ..........................      2,061,250
                                                                     ------------
             Apparel (0.3%)
  30,500     Warnaco Group, Inc. $3.00 ...........................      1,220,000
                                                                     ------------
             Auto Parts (0.7%)
  94,000     BTI Capital Trust $3.25 -- 144A* ....................      1,880,000
  68,500     Walbro Capital Trust $2.00 ..........................      1,147,375
                                                                     ------------
                                                                        3,027,375
                                                                     ------------
             Books/Magazine (0.6%)
 130,000     Reader's Digest Association, Inc $1.93...............      2,705,625
                                                                     ------------
             Broadcasting (0.9%)
 109,700     Metromedia International Group, Inc. $3.625..........      2,495,675
 145,000     Triathlon Broadcasting Co. $0.945 ...................      1,377,500
                                                                     ------------
                                                                        3,873,175
                                                                     ------------
             Business Services (0.7%)
  63,000     Unisys Corp. (Series A) $3.75 .......................      2,984,625
                                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

NUMBER OF
 SHARES                                                                               VALUE
-----------------------------------------------------------------------------------------------
             Containers/Packaging (0.6%)
  70,000     Sealed Air Corp. (Series A) $2.00 .................................   $  2,528,750
                                                                                   ------------
             Finance (0.3%)
  39,200     Insignia Financing, Inc. $3.25.....................................      1,496,970
                                                                                   ------------
             Investment Bankers/Brokers/Services (0.9%)
  90,000     Merrill Lynch & Co., Inc. $2.39
             (exchangeable into IMC Global, Inc. common stock) .................      1,991,250
  25,800     Merrill Lynch & Co., Inc. $4.087
             (exchangeable into SunAmerica, Inc. common stock) .................      1,886,625
                                                                                   ------------
                                                                                      3,877,875
                                                                                   ------------
             Machinery (0.6%)
 117,000     Ingersoll-Rand Co. $1.688 .........................................      2,457,000
                                                                                   ------------
             Major U.S. Telecommunications (1.2%)
  44,100     Loral Space & Commmunications Ltd. $3.00 -- 144A* (Bermuda)              1,990,012
  47,000     Loral Space & Communications Ltd. (Series C) $3.00 (Bermuda) ......      2,120,875
  27,000     Qualcomm Financial Trust $2.875 ...................................      1,128,951
                                                                                   ------------
                                                                                      5,239,838
                                                                                   ------------
             Movies/Entertainment (0.6%)
  70,000     Premier Parks, Inc. $4.05..........................................      2,730,000
                                                                                   ------------
             Non-U.S. Banks (1.5%)
 135,000     National Australia Bank, Ltd. $1.969 (Australia) (Units)++ ........      3,594,375
 111,500     WBK Strypes Trust $3.135...........................................      3,080,187
                                                                                   ------------
                                                                                      6,674,562
                                                                                   ------------
             Oil Refining/Marketing (0.7%)
 200,000     Tesoro Petroleum Corp. $1.16 ......................................      2,850,000
                                                                                   ------------
             Other Consumer Services (0.6%)
 100,000     Cendant Corp. $3.75 ...............................................      2,500,000
                                                                                   ------------
             Package Goods/Cosmetics (0.9%)
  72,000     Estee Lauder Co. $3.80 ............................................      3,960,000
                                                                                   ------------
             Property -- Casualty Insurance (0.5%)
 210,000     Philadelphia Consolidated Holding Co. $0.70 .......................      2,047,500
                                                                                   ------------
             Railroads (0.8%)
  75,000     Union Pacific Capital Trust $3.125 -- 144A* .......................      3,375,000
                                                                                   ------------
             Real Estate Investment Trust (3.1%)
  61,400     Camden Property Trust (Series A) $2.25 ............................      1,542,675
 182,000     FelCor Lodging Trust, Inc. (Series A) $1.95 .......................      3,913,000
 113,000     Merry Land & Investment Co., Inc. (Series C) $2.15 ................      2,973,313
  36,600     Rouse Co. (Series B) $3.00 ........................................      1,647,000
 140,000     SL Green Realty Corp. $2.00 .......................................      3,360,000
                                                                                   ------------
                                                                                     13,435,988
                                                                                   ------------
             Smaller Banks (0.9%)
 145,000     CNB Capital Trust I $1.50..........................................      3,878,750
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

NUMBER OF
 SHARES                                                                              VALUE
---------------------------------------------------------------------------------------------
             Steel/Iron Ore (0.7%)
 165,000     USX Corp. .....................................................     $  3,114,375
                                                                                 ------------
             Telecommunications (0.8%)
  67,500     EchoStar Communications Corp. (Series C) $3.375................        3,628,125
                                                                                 ------------
             Unregulated Power Generation (0.8%)
  81,000     CalEnergy Capital Trust $3.25..................................        3,371,625
                                                                                 ------------
             TOTAL CONVERTIBLE PREFERRED STOCKS
             (Identified Cost $101,063,650).................................       83,038,408
                                                                                 ------------


 PRINCIPAL
 AMOUNT IN                                                     COUPON  MATURITY
 THOUSANDS                                                      RATE     DATE
-----------                                                    ------  --------
              CORPORATE BONDS (33.5%)
              CONVERTIBLE BONDS (12.1%)
              Assisted Living Services (0.7%)
 $  1,500     ARV Assisted Living, Inc. ....................    6.75%  04/01/06       868,500
    3,000     Emeritus Corp. -- 144A* ......................    6.25   01/01/06     2,099,460
                                                                                 ------------
                                                                                    2,967,960
                                                                                 ------------
              Auto Parts (2.0%)
    4,000     Mark IV Industries, Inc. -- 144A* ............    4.75   11/01/04     3,326,240
    3,000     MascoTech, Inc. ..............................    4.50   12/15/03     2,553,750
    2,700     Tower Automotive, Inc. -- 144A* ..............    5.00   08/01/04     2,592,000
                                                                                 ------------
                                                                                    8,471,990
                                                                                 ------------
              Books/Magazine (0.1%)
      640     Nelson (Thomas), Inc. ........................    5.75   11/30/99       635,341
                                                                                 ------------
              Cable/Cellular (0.7%)
    7,850     U.S. Cellular Corp. ..........................    0.00   06/15/15     2,983,157
                                                                                 ------------
              Clothing/Shoe/Accessory Chains (1.3%)
    4,400     Genesco Inc. -- 144A* ........................    5.50   04/15/05     2,549,492
    3,200     Saks Holdings, Inc. ..........................    5.50   09/15/06     3,168,000
                                                                                 ------------
                                                                                    5,717,492
                                                                                 ------------
              Finance (0.8%)
    4,000     Financial Federal Corp. -- 144A* .............    4.50   05/01/05     3,665,000
                                                                                 ------------
              Machinery (0.5%)
    2,300     Thermo Fibertek, Inc. -- 144A* ...............    4.50   07/15/04     2,110,250
                                                                                 ------------
              Major U.S. Telecommunications (0.8%)
    3,700     Bell Atlantic Financial Service -- 144A*......    4.25   09/15/05     3,590,147
      750     SA Telecommunications, Inc.
              -- 144A* (a) .................................   10.00   08/15/06        22,500
                                                                                 ------------
                                                                                    3,612,647
                                                                                 ------------
              Managed Health Care (1.1%)
    4,400     Concentra Managed Care, Inc. -- 144A*.........    4.50   03/15/03     2,824,272
    5,400     Phymatrix Corp. ..............................    6.75   06/15/03     2,052,000
                                                                                 ------------
                                                                                    4,876,272
                                                                                 ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                     COUPON        MATURITY
 THOUSANDS                                                      RATE           DATE          VALUE
-----------------------------------------------------------------------------------------------------
              Medical Electronics (0.4%)
  $ 2,100     ThermoTrex Corp. .............................    3.25%        11/01/07      $1,523,508
                                                                                           ----------
              Office Equipment & Supplies (0.7%)
    4,750     Danka Business Systems, PLC
                (United Kingdom) .............................    6.75         04/01/02     3,090,492
                                                                                           ----------
              Real Estate Investment Trust (1.6%)
    3,800     Capstar Hotel Corp. ..........................    4.75         10/15/04       2,539,426
    4,425     Capstone Capital Corp. .......................    6.55         03/14/02       4,211,892
                                                                                           ----------
                                                                                            6,751,318
                                                                                           ----------
              Services to the Health Industry (0.4%)
    1,380     Pharmaceutical Marketing Services, Inc.           6.25         02/01/03       1,204,354
      675     Pharmaceutical Marketing Services, Inc.
                (Eurobond) ...................................    6.25         02/01/03       590,625
                                                                                           ----------
                                                                                            1,794,979
                                                                                           ----------
              Shoe Manufacturing (1.0%)
    2,300     Nine West Group, Inc. ........................    5.50         07/15/03       1,520,507
    4,300     Nine West Group, Inc. -- 144A* ...............    5.50         07/15/03       2,842,687
                                                                                           ----------
                                                                                            4,363,194
                                                                                           ----------
              TOTAL CONVERTIBLE BONDS
              (Identified Cost $64,902,503) ..........................................     52,563,600
                                                                                           ----------
              NON-CONVERTIBLE BONDS (21.4%)
              Books/Magazine (0.7%)
    2,200     Big Flower Press, Inc. .......................    8.875        07/01/07       2,145,000
    1,000     Hollinger International Publishing, Inc.          9.25         02/01/06       1,025,000
                                                                                           ----------
                                                                                            3,170,000
                                                                                           ----------
              Broadcasting (2.0%)
    3,000     JCAC Inc. ....................................   10.125        06/15/06       3,285,000
    5,060     Young Broadcasting Corp. .....................   11.75         11/15/04       5,388,900
                                                                                           ----------
                                                                                            8,673,900
                                                                                           ----------
              Building Materials (0.7%)
    2,850     USG Corp. (Series B) .........................    9.25         09/15/01       3,113,824
                                                                                           ----------
              Cable/Cellular (3.8%)
   12,950     Continental Cablevision, Inc. ................   11.00         06/01/07      14,073,801
    2,000     Tele-Communications, Inc. ....................    9.25         04/15/02       2,259,520
                                                                                           ----------
                                                                                           16,333,321
                                                                                           ----------
              Casino/Gambling (1.0%)
    4,200     Casino Magic Finance Corp. ...................   11.50         10/15/01       4,200,000
                                                                                           ----------
              Diversified Financial Services (3.6%)
   14,060     Groupe Videotron Ltee (Canada) ...............   10.625        02/15/05      15,413,275
                                                                                           ----------
              Drug Store Chain (0.5%)
    1,950     Thrifty PayLess Holdings, Inc. ...............   12.25         04/15/04       2,132,813
                                                                                           ----------
              Major Chemicals (1.7%)
    7,000     Harris Chemical North America, Inc. ..........   10.75         10/15/03       7,245,000
                                                                                           ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
PORTFOLIO OF INVESTMENTS September 30, 1998, continued

 PRINCIPAL
 AMOUNT IN                                                   COUPON      MATURITY
 THOUSANDS                                                    RATE         DATE            VALUE
----------------------------------------------------------------------------------------------------
              Managed Health Care (1.0%)
 $  4,000     Healthsouth Rehabilitation Corp. ............   9.50%      04/01/01       $  4,130,000
                                                                                        ------------
              Media Conglomerates (0.7%)
    3,000     Garden State Newspapers, Inc. ...............  12.00       07/01/04          3,240,000
                                                                                        ------------
              Miscellaneous (2.3%)
    6,960     Huntsman Polymers Corp. .....................  11.75       12/01/04          7,273,200
    2,900     Ivaco, Inc. (Canada) ........................  11.50       09/15/05          2,784,000
                                                                                        ------------
                                                                                          10,057,200
                                                                                        ------------
              Movies/Entertainment (0.5%)
    2,000     Time Warner, Inc. ...........................   9.625      05/01/02          2,269,180
                                                                                        ------------
              Specialty Steel (1.9%)
    8,000     AK Steel Corp. ..............................  10.75       04/01/04          8,320,000
                                                                                        ------------
              Textiles (1.0%)
    4,300     Dan River, Inc. .............................  10.125      12/15/03          4,450,500
                                                                                        ------------
              TOTAL NON-CONVERTIBLE BONDS
              (Identified Cost $95,138,077)........................................       92,749,013
                                                                                        ------------
              TOTAL CORPORATE BONDS
              (Identified Cost $160,040,580).......................................      145,312,613
                                                                                        ------------
              SHORT-TERM INVESTMENT (0.4%)
              REPURCHASE AGREEMENT
    1,701     The Bank of New York (dated
              09/30/98; proceeds $1,701,930) (b)
              (Identified Cost $1,701,694).................   5.00       10/01/98          1,701,694
                                                                                        ------------
              TOTAL INVESTMENTS
              (Identified Cost $452,694,639) (c).....................     98.5%          426,717,021
              OTHER ASSETS IN EXCESS OF LIABILITIES  ................      1.5             6,513,009
                                                                         -----          ------------
              NET ASSETS ............................................    100.0%         $433,230,030
                                                                         =====          ============

---------------------
ADR   American Depository Receipt.
 *    Resale is restricted to qualified institutional investors.
++ Consists of more than one class of securities traded together as a unit; stocks with attached warrants.
(a)   Non-income producing security; bond in default.
(b)   Collateralized by $1,627,093 U.S. Treasury Note 6.25% due
      01/31/02 valued at $1,735,727.
(c) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $24,041,088 and the aggregate gross unrealized depreciation is $50,018,706, resulting in net unrealized depreciation of $25,977,618.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
September 30, 1998

ASSETS:
Investments in securities, at value (identified cost $452,694,639)........   $426,717,021
Receivable for:
   Interest ..............................................................      4,016,177
   Investments sold ......................................................      3,162,862
   Dividends .............................................................        753,565
   Shares of beneficial interest sold ....................................        562,079
Deferred organizational expenses .........................................         89,536
Prepaid expenses and other assets ........................................         66,495
                                                                             ------------
  TOTAL ASSETS ...........................................................    435,367,735
                                                                             ------------
LIABILITIES:
Payable for:
   Investments purchased .................................................      1,025,876
   Plan of distribution fee ..............................................        357,189
   Shares of beneficial interest repurchased .............................        287,751
   Investment management fee .............................................        267,986
   Dividends and distributions to shareholders ...........................         91,008
Accrued expenses and other payables ......................................        107,895
                                                                             ------------
  TOTAL LIABILITIES ......................................................      2,137,705
                                                                             ------------
  NET ASSETS .............................................................   $433,230,030
                                                                             ============
COMPOSITION OF NET ASSETS:
Paid-in-capital ..........................................................   $434,715,783
Net unrealized depreciation ..............................................    (25,977,618)
Accumulated undistributed net investment income ..........................      3,454,171
Accumulated undistributed net realized gain ..............................     21,037,694
                                                                             ------------
  NET ASSETS .............................................................   $433,230,030
                                                                             ============
CLASS A SHARES:
Net Assets ...............................................................    $10,073,263
Shares Outstanding (unlimited authorized, $.01 par value).................        900,992
  NET ASSET VALUE PER SHARE ..............................................         $11.18
                                                                                   ======
  MAXIMUM OFFERING PRICE PER SHARE,
    (net asset value plus 5.54% of net asset value) ......................         $11.80
                                                                                   ======
CLASS B SHARES:
Net Assets ...............................................................   $416,908,604
Shares Outstanding (unlimited authorized, $.01 par value) ................     37,280,650
  NET ASSET VALUE PER SHARE ..............................................         $11.18
                                                                                   ======
CLASS C SHARES:
Net Assets ...............................................................     $5,630,261
Shares Outstanding (unlimited authorized, $.01 par value) ................        504,418
  NET ASSET VALUE PER SHARE ..............................................         $11.16
                                                                                   ======
CLASS D SHARES:
Net Assets ...............................................................       $617,902
Shares Outstanding (unlimited authorized, $.01 par value) ................         55,258
  NET ASSET VALUE PER SHARE ..............................................         $11.18
                                                                                   ======

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF OPERATIONS
For the year ended September 30, 1998

NET INVESTMENT INCOME:
INCOME
Interest ..................................................   $ 14,163,882
Dividends (net of $2,739 foreign withholding tax) .........     11,937,421
                                                              ------------
  TOTAL INCOME ............................................     26,101,303
                                                              ------------
EXPENSES
Plan of distribution fee (Class A shares) .................         18,844
Plan of distribution fee (Class B shares) .................      3,886,869
Plan of distribution fee (Class C shares) .................         41,480
Investment management fee .................................      3,387,158
Transfer agent fees and expenses ..........................        380,586
Registration fees .........................................        165,230
Shareholder reports and notices ...........................         66,522
Professional fees .........................................         50,805
Custodian fees ............................................         47,954
Organizational expenses ...................................         32,715
Trustees' fees and expenses ...............................         11,998
Other .....................................................         20,188
                                                              ------------
  TOTAL EXPENSES ..........................................      8,110,349
                                                              ------------
  NET INVESTMENT INCOME ...................................     17,990,954
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain .........................................     21,800,391
Net change in unrealized appreciation .....................    (68,902,232)
                                                              ------------
  NET LOSS ................................................    (47,101,841)
                                                              ------------
NET DECREASE ..............................................   $(29,110,887)
                                                              ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL STATEMENTS, continued


STATEMENT OF CHANGES IN NET ASSETS

                                                           FOR THE YEAR         FOR THE YEAR
                                                               ENDED                ENDED
                                                        SEPTEMBER 30, 1998   SEPTEMBER 30, 1997*
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................     $ 17,990,954         $ 10,365,875
Net realized gain ....................................       21,800,391           17,728,044
Net change in unrealized appreciation ................      (68,902,232)          39,732,802
                                                           ------------         ------------
  NET INCREASE (DECREASE) ............................      (29,110,887)          67,826,721
                                                           ------------         ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A shares ....................................         (344,600)              (7,078)
   Class B shares ....................................      (15,186,529)          (9,398,309)
   Class C shares ....................................         (153,463)              (7,487)
   Class D shares ....................................          (16,323)                (193)
Net realized gain
   Class A shares ....................................         (264,926)                  --
   Class B shares ....................................      (18,061,378)            (157,191)
   Class C shares ....................................          (92,820)                  --
   Class D shares ....................................           (1,956)                  --
                                                           ------------         ------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS ..................      (34,121,995)          (9,570,258)
                                                           ------------         ------------
Net increase from transactions in shares of beneficial
  interest ...........................................      135,434,833          154,629,702
                                                           ------------         ------------
  NET INCREASE .......................................       72,201,951          212,886,165
NET ASSETS:
Beginning of period ..................................      361,028,079          148,141,914
                                                           ------------         ------------
  END OF PERIOD
   (Including undistributed net investment income of
   $3,454,171 and $1,125,380, respectively) ..........     $433,230,030         $361,028,079
                                                           ============         ============

--------------
*  Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1998


1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Builder Fund (the "Fund"), formerly Dean Witter Income Builder Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares designated as Class B shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), formerly Dean Witter InterCapital Inc., that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


F. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of approximately $164,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.


2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.75% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 1998 the Agreement was amended to reduce the annual rate to 0.725% of the portion of daily net assets in excess of $500 million.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.


3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $18,378,964 at September 30, 1998.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended September 30, 1998, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended September 30, 1998, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $1,076,184 and $4,960, respectively and received $99,718 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for year the ended September 30, 1998 aggregated $370,672,491 and $254,895,716, respectively.

For the year ended September 30, 1998, the Fund incurred $141,296 in brokerage commissions with DWR for portfolio transactions executed on behalf of the Fund. At September 30, 1998, the Fund's receivable for investments sold and payable for investments purchased included unsettled trades with DWR of $1,671,518 and $889,375, respectively.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
NOTES TO FINANCIAL STATEMENTS September 30, 1998, continued


For the year ended September 30, 1998, the Fund incurred $6,600 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At September 30, 1998, the Fund had transfer agent fees and expenses payable of approximately $5,100.


5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                  FOR THE YEAR                        FOR THE YEAR
                                                                      ENDED                              ENDED
                                                               SEPTEMBER 30, 1998                 SEPTEMBER 30, 1997*
                                                          -----------------------------       -----------------------------
                                                            SHARES            AMOUNT            SHARES            AMOUNT
                                                          ----------       ------------       ----------       ------------
CLASS A SHARES
Sold ................................................        887,465       $ 11,197,972           84,697       $  1,060,929
Reinvestment of dividends and distributions .........         26,670            324,319              297              3,779
Redeemed ............................................        (94,880)        (1,168,724)          (3,257)           (41,000)
                                                          ----------       ------------       ----------       ------------
Net increase - Class A ..............................        819,255         10,353,567           81,737          1,023,708
                                                          ----------       ------------       ----------       ------------
CLASS B SHARES
Sold ................................................     14,488,236        183,541,957       16,601,412        187,858,686
Reinvestment of dividends and distributions .........      2,214,603         27,031,378          629,815          7,297,503
Redeemed ............................................     (7,439,745)       (91,648,973)      (3,697,289)       (42,533,458)
                                                          ----------       ------------       ----------       ------------
Net increase - Class B ..............................      9,263,094        118,924,362       13,533,938        152,622,731
                                                          ----------       ------------       ----------       ------------
CLASS C SHARES
Sold ................................................        513,124          6,515,096           80,094          1,000,747
Reinvestment of dividends and distributions .........         17,520            213,338              519              6,601
Redeemed ............................................       (103,278)        (1,268,428)          (3,561)           (44,293)
                                                          ----------       ------------       ----------       ------------
Net increase - Class C ..............................        427,366          5,460,006           77,052            963,055
                                                          ----------       ------------       ----------       ------------
CLASS D SHARES
Sold ................................................         57,284            742,379            1,633             20,015
Reinvestment of dividends and distributions .........            492              6,014               15                193
Redeemed ............................................         (4,166)           (51,495)          --                --
                                                          ----------       ------------       ----------       ------------
Net increase - Class D ..............................         53,610            696,898            1,648             20,208
                                                          ----------       ------------       ----------       ------------
Net increase in Fund ................................     10,563,325       $135,434,833       13,694,375       $154,629,702
                                                          ==========       ============       ==========       ============

---------------
* For Class A, C and D, for the period July 28, 1997 (issue date) through September 30, 1997.


6. FEDERAL INCOME TAX STATUS

As of September 30, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to nondeductible expenses. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and accumulated undistributed net investment income was credited $38,752.

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                  FOR THE PERIOD
                                                    FOR THE YEAR            FOR THE YEAR          JUNE 26, 1996*
                                                        ENDED                   ENDED                THROUGH
                                                SEPTEMBER 30, 1998++   SEPTEMBER 30, 1997**++   SEPTEMBER 30, 1996
------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........         $12.81                   $10.23                 $10.00
                                                       ------                   ------                 ------
Net investment income ........................           0.50                     0.46                   0.08
Net realized and unrealized gain (loss) ......          (1.11)                    2.54                   0.23
                                                       ------                   ------                 ------
Total from investment operations .............          (0.61)                    3.00                   0.31
                                                       ------                   ------                 ------
Less dividends and distributions from:
 Net investment income .......................          (0.43)                   (0.41)                 (0.08)
 Net realized gain ...........................          (0.59)                   (0.01)                   --
                                                       ------                   ------                 ------
Total dividends and distributions ............          (1.02)                   (0.42)                 (0.08)
                                                       ------                   ------                 ------
Net asset value, end of period ...............         $11.18                   $12.81                 $10.23
                                                       ======                   ======                 ======
TOTAL INVESTMENT RETURN+ .....................          (5.29)%                  29.83%                  3.10%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses .....................................           1.80%(3)                 1.85%                  2.25%(2)
Net investment income ........................           3.98%(3)                 4.16%                  3.60%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands ......       $416,909                 $358,973               $148,142
Portfolio turnover rate ......................             58%                      74%                     7%(1)

-------------
 *     Commencement of operations.
** Prior to July 28, 1997 the Fund issued one class of shares. All shares held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued

                                                                             FOR THE PERIOD
                                                       FOR THE YEAR          JULY 28, 1997*
                                                           ENDED                THROUGH
                                                   SEPTEMBER 30, 1998++   SEPTEMBER 30, 1997++
----------------------------------------------------------------------------------------------
CLASS A SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............         $12.81                 $12.20
                                                          ------                 ------
Net investment income ...........................           0.59                   0.12
Net realized and unrealized gain (loss) .........          (1.12)                  0.61
                                                          ------                 ------
Total from investment operations ................          (0.53)                  0.73
                                                          ------                 ------
Less dividends and distributions from:
 Net investment income ..........................          (0.51)                 (0.12)
 Net realized gain ..............................          (0.59)                   --
                                                          ------                 ------
Total dividends and distributions ...............          (1.10)                 (0.12)
                                                          ------                 ------
Net asset value, end of period ..................         $11.18                 $12.81
                                                          ======                 ======
TOTAL INVESTMENT RETURN+ ........................          (4.67)%                 5.95%(1)

RATIOS TO AVERAGE NET ASSETS:

Expenses ........................................           1.17%(3)               1.28%(2)
Net investment income ...........................           4.61%(3)               5.77%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........        $10,073                 $1,047
Portfolio turnover rate .........................             58%                    74%

CLASS C SHARES
PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of period ............         $12.80                 $12.20
                                                          ------                 ------
Net investment income ...........................           0.50                   0.10
Net realized and unrealized gain (loss) .........          (1.12)                  0.61
                                                          ------                 ------
Total from investment operations ................          (0.62)                  0.71
                                                          ------                 ------
Less dividends and distributions from:
 Net investment income ..........................          (0.43)                 (0.11)
 Net realized gain ..............................          (0.59)                   --
                                                          ------                 ------
Total dividends and distributions ...............          (1.02)                 (0.11)
                                                          ------                 ------
Net asset value, end of period ..................         $11.16                 $12.80
                                                          ======                 ======
TOTAL INVESTMENT RETURN+ ........................          (5.38)%                 5.79%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................           1.92%(3)               1.98%(2)
Net investment income ...........................           3.86%(3)               4.61%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........         $5,630                   $987
Portfolio turnover rate .........................             58%                    74%

--------------
 *     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
FINANCIAL HIGHLIGHTS, continued

                                                                             FOR THE PERIOD
                                                       FOR THE YEAR          JULY 28, 1997*
                                                           ENDED                THROUGH
                                                   SEPTEMBER 30, 1998++   SEPTEMBER 30, 1997++
----------------------------------------------------------------------------------------------
CLASS D SHARES
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ............        $12.82                   $12.20
                                                         ------                   ------
Net investment income ...........................          0.64                     0.12
Net realized and unrealized gain (loss) .........         (1.15)                    0.62
                                                         ------                   ------
Total from investment operations ................         (0.51)                    0.74
                                                         ------                   ------
Less dividends and distributions from:
 Net investment income ..........................         (0.54)                   (0.12)
 Net realized gain ..............................         (0.59)                     --
                                                         ------                   ------
Total dividends and distributions ...............         (1.13)                   (0.12)
                                                         ------                   ------
Net asset value, end of period ..................        $11.18                   $12.82
                                                         ======                   ======
TOTAL INVESTMENT RETURN+ ........................         (4.46)%                   5.98%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses ........................................          0.92%(3)                 0.96%(2)
Net investment income ...........................          4.86%(3)                 5.41%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands .........          $618                      $21
Portfolio turnover rate .........................            58%                      74%

--------------
 *     The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND
REPORT OF INDEPENDENT ACCOUNTANTS


TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER INCOME BUILDER FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Income Builder Fund (the "Fund"), formerly Dean Witter Income Builder, at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
November 6, 1998

-------------------------------------------------------------------------------
                      1998 FEDERAL TAX NOTICE (unaudited)

During the year ended September 30, 1998, the Fund paid to its shareholders $0.06 per share from long-term capital gains. Of this $0.06 distribution, $0.04 is taxable as 28% rate gain and $0.02 is taxable as 20% rate gain. For such period, 39.97% of the income paid qualified for the dividends received deduction available to corporations.
-------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Paul D. Vance
Vice President

Peter M. Avelar
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048




This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



MORGAN STANLEY
DEAN WITTER
INCOME BUILDER
FUND



[GRAPHIC]



ANNUAL REPORT
SEPTEMBER 30, 1998